Income from operations - Employees by geographical location (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate continuing and discontinued operations
Income from operations [Line Items]
Average number of employees	68,956	72,264	78,538
Netherlands
Income from operations [Line Items]
Average number of employees	8,844	9,794	11,180
Other countries
Income from operations [Line Items]
Average number of employees	60,113	62,471	67,357